RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure Of Transactions Between Related Parties [Line Items]
Directors' remuneration expense | $	$ 4,978	$ 4,647	$ 3,189
RSU expense
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards granted (in shares)	543,960	628,515
Key Executive
Disclosure Of Transactions Between Related Parties [Line Items]
Balance outstanding to a related party | $	$ 17	$ 1,192
Non-executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards granted (in shares)	28,340	41,787	44,666
Non-executive Directors | Restricted shares expense
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards granted (in shares)	44,086	56,995	33,194
Key Management and Directors | Restricted shares expense
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards granted (in shares)	44,086	56,995	33,194
Key Management and Directors | RSU expense
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards granted (in shares)	198,771	222,113